OPERATING SEGMENTS (Narrative) (Details) - Customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Group's total revenue	32.00%	10.00%	10.00%
Number Of Customer	2	0	0